RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Power purchase and revenue agreements	$ 10,000,000	$ 72,000,000	$ 163,000,000
Direct operating costs
Energy purchases	(19,000,000)	(22,000,000)	(62,000,000)
Energy marketing fee & other services	(2,000,000)	(7,000,000)	(11,000,000)
Insurance services	0	0	(20,000,000)
Total related party direct operating costs	(21,000,000)	(29,000,000)	(93,000,000)
Interest expense
Borrowings	(19,000,000)	(17,000,000)	(29,000,000)
Other
Interest income	(29,000,000)	(9,000,000)	(10,000,000)
Dividend income	(7,000,000)	0	0
Other related party services	3,000,000	(4,000,000)	(13,000,000)
Financial instrument gain	9,000,000	4,000,000	0
Management service agreement	(88,000,000)	(169,000,000)	(175,000,000)
Gains associated with agency arrangement	$ 0	$ 0	$ (62,000,000)